10. Financial Instruments (Details - Cash) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash in bank	$ 107,956	$ 57,869	$ 54,920
UBI Bank [Member]
Statement Line Items [Line Items]
Cash in bank	67,406	0	0
Cassa Rurale e Artigiana [Member]
Statement Line Items [Line Items]
Cash in bank	27,231	19,225	28,016
Banca Cassa di Risparmio di Asti [Member]
Statement Line Items [Line Items]
Cash in bank	5,397	5,755	5,296
ING Luxembourg [Member]
Statement Line Items [Line Items]
Cash in bank	4,353	2,050	2,980
First Republic Bank [Member]
Statement Line Items [Line Items]
Cash in bank	3,388	7,363	4,467
Banca Intesa Sanpaolo [Member]
Statement Line Items [Line Items]
Cash in bank	181	17,906	1,556
Banca Popolare di Vicenza [Member]
Statement Line Items [Line Items]
Cash in bank	0	5,570	8,942
Bank of China [Member]
Statement Line Items [Line Items]
Cash in bank	0	0	3,246
Banca Popolare Commercio e Industria [Member]
Statement Line Items [Line Items]
Cash in bank	$ 0	$ 0	$ 417